INVESTMENTS	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS
INVESTMENTS

At December 31, 2014, the amortized cost, gross unrealized gains and losses, estimated fair value and other-than-temporary impairments in accumulated other comprehensive income of fixed maturities, available for sale, and equity securities were as follows (dollars in millions):

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Other-than-temporary impairments included in accumulated other comprehensive income
Investment grade (a):
Corporate securities	$11,177.1	$1,710.5	$(42.1)	$12,845.5	$—
United States Treasury securities and obligations of United States government corporations and agencies	138.8	30.2	(.1)	168.9	—
States and political subdivisions	1,960.6	299.3	(.7)	2,259.2	—
Debt securities issued by foreign governments	1.8	.1	—	1.9	—
Asset-backed securities	720.7	52.0	(1.6)	771.1	—
Collateralized debt obligations	314.9	2.4	(3.4)	313.9	—
Commercial mortgage-backed securities	1,179.7	80.9	(.5)	1,260.1	—
Mortgage pass-through securities	4.2	.4	—	4.6	—
Collateralized mortgage obligations	571.1	23.1	(.6)	593.6	—
Total investment grade fixed maturities, available for sale	16,068.9	2,198.9	(49.0)	18,218.8	—
Below-investment grade (a):
Corporate securities	1,139.3	29.2	(43.0)	1,125.5	—
States and political subdivisions	20.6	.2	(2.3)	18.5	—
Asset-backed securities	465.9	33.8	(1.8)	497.9	—
Collateralized debt obligations	10.4	.2	—	10.6	—
Commercial mortgage-backed securities	15.3	.9	—	16.2	—
Collateralized mortgage obligations	687.7	60.4	(.7)	747.4	(3.2)
Total below-investment grade fixed maturities, available for sale	2,339.2	124.7	(47.8)	2,416.1	(3.2)
Total fixed maturities, available for sale	$18,408.1	$2,323.6	$(96.8)	$20,634.9	$(3.2)
Equity securities	$400.5	$19.1	$(.6)	$419.0
_______________

(a)
Investment ratings – Investment ratings are assigned the second lowest rating by Nationally Recognized Statistical Rating Organizations ("NRSROs") (Moody's Investor Services, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") or Fitch Ratings ("Fitch")), or if not rated by such firms, the rating assigned by the National Association of Insurance Commissioners (the "NAIC").  NAIC designations of "1" or "2" include fixed maturities generally rated investment grade (rated "Baa3" or higher by Moody's or rated "BBB-" or higher by S&P and Fitch).  NAIC designations of "3" through "6" are referred to as below-investment grade (which generally are rated "Ba1" or lower by Moody's or rated "BB+" or lower by S&P and Fitch).  References to investment grade or below-investment grade throughout our consolidated financial statements are determined as described above.

The NAIC evaluates the fixed maturity investments of insurers for regulatory and capital assessment purposes and assigns securities to one of six credit quality categories called NAIC designations, which are used by insurers when preparing their annual statements based on statutory accounting principles. The NAIC designations are generally similar to the credit quality designations of the NRSROs for marketable fixed maturity securities, except for certain structured securities. However, certain structured securities rated below investment grade by the NRSROs can be assigned NAIC 1 or NAIC 2 designations dependent on the cost basis of the holding relative to estimated recoverable amounts as determined by the NAIC. The following summarizes the NAIC designations and NRSRO equivalent ratings:

NAIC Designation	NRSRO Equivalent Rating
1	AAA/AA/A
2	BBB
3	BB
4	B
5	CCC and lower
6	In or near default

A summary of our fixed maturity securities, available for sale, by NAIC designations (or for fixed maturity securities held by non-insurance entities, based on NRSRO ratings) as of December 31, 2014 is as follows (dollars in millions):

NAIC designation	Amortized cost	Estimated fair value	Percentage of total estimated fair value
1	$8,930.8	$10,158.6	49.2%
2	8,294.0	9,310.1	45.1
3	800.6	800.6	3.9
4	350.2	334.5	1.6
5	32.5	31.1	.2
6	—	—	—
	$18,408.1	$20,634.9	100.0%

At December 31, 2013, the amortized cost, gross unrealized gains and losses, estimated fair value and other-than-temporary impairments in accumulated other comprehensive income of fixed maturities, available for sale, and equity securities were as follows (dollars in millions):

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Other-than-temporary impairments included in accumulated other comprehensive income
Investment grade (a):
Corporate securities	$13,404.1	$1,086.2	$(125.8)	$14,364.5	$—
United States Treasury securities and obligations of United States government corporations and agencies	71.1	2.6	(.6)	73.1	—
States and political subdivisions	2,130.2	106.8	(38.5)	2,198.5	—
Asset-backed securities	869.9	41.6	(3.9)	907.6	—
Collateralized debt obligations	259.4	7.4	(.1)	266.7	—
Commercial mortgage-backed securities	1,517.1	97.7	(5.8)	1,609.0	—
Mortgage pass-through securities	12.7	.7	—	13.4	—
Collateralized mortgage obligations	936.2	34.3	(1.3)	969.2	—
Total investment grade fixed maturities, available for sale	19,200.7	1,377.3	(176.0)	20,402.0	—
Below-investment grade (a):
Corporate securities	1,314.5	53.4	(32.7)	1,335.2	—
States and political subdivisions	6.4	—	(.5)	5.9	—
Asset-backed securities	523.5	34.3	(3.3)	554.5	—
Collateralized debt obligations	27.6	.1	(.4)	27.3	—
Collateralized mortgage obligations	819.1	60.9	(.3)	879.7	(4.3)
Total below-investment grade fixed maturities, available for sale	2,691.1	148.7	(37.2)	2,802.6	(4.3)
Total fixed maturities, available for sale	$21,891.8	$1,526.0	$(213.2)	$23,204.6	$(4.3)
Equity securities	$206.7	$16.3	$—	$223.0

Accumulated other comprehensive income is primarily comprised of the net effect of unrealized appreciation (depreciation) on our investments.  These amounts, included in shareholders' equity as of December 31, 2014 and 2013, were as follows (dollars in millions):

	2014	2013
Net unrealized appreciation (depreciation) on fixed maturity securities, available for sale, on which an other-than-temporary impairment loss has been recognized	$5.3	$6.5
Net unrealized gains on all other investments	2,207.7	1,322.6
Adjustment to present value of future profits (a)	(149.9)	(47.7)
Adjustment to deferred acquisition costs	(390.5)	(137.0)
Adjustment to insurance liabilities	(381.4)	—
Unrecognized net loss related to deferred compensation plan	(8.5)	(7.1)
Deferred income tax liabilities	(457.4)	(405.5)
Accumulated other comprehensive income	$825.3	$731.8
________

(a)	The present value of future profits is the value assigned to the right to receive future cash flows from contracts existing at September 10, 2003, the date our Predecessor emerged from bankruptcy.

At December 31, 2014, adjustments to the present value of future profits, deferred acquisition costs, insurance liabilities and deferred tax assets included $(128.8) million, $(142.2) million, $(381.4) million and $232.1 million, respectively, for premium deficiencies that would exist on certain blocks of business (primarily long-term care products) if unrealized gains on the assets backing such products had been realized and the proceeds from the sales of such assets were invested at then current yields.

At December 31, 2013, adjustments to the present value of future profits and deferred tax assets included $(27.8) million and $9.9 million, respectively, for premium deficiencies that would exist on certain long-term health products if unrealized gains on the assets backing such products had been realized and the proceeds from the sales of such assets were invested at then current yields.

Below-Investment Grade Securities

At December 31, 2014, the amortized cost of the Company's below-investment grade fixed maturity securities was $2,339.2 million, or 13 percent of the Company's fixed maturity portfolio. The estimated fair value of the below-investment grade portfolio was $2,416.1 million, or 103 percent of the amortized cost.

Below-investment grade corporate debt securities typically have different characteristics than investment grade corporate debt securities.  Based on historical performance, probability of default by the borrower is significantly greater for below-investment grade corporate debt securities and in many cases severity of loss is relatively greater as such securities are generally unsecured and often subordinated to other indebtedness of the issuer.  Also, issuers of below-investment grade corporate debt securities frequently have higher levels of debt relative to investment-grade issuers, hence, all other things being equal, are generally more sensitive to adverse economic conditions.  The Company attempts to reduce the overall risk related to its investment in below-investment grade securities, as in all investments, through careful credit analysis, strict investment policy guidelines, and diversification by issuer and/or guarantor and by industry.

Contractual Maturity

The following table sets forth the amortized cost and estimated fair value of fixed maturities, available for sale, at December 31, 2014, by contractual maturity.  Actual maturities will differ from contractual maturities because certain borrowers may have the right to call or prepay obligations with or without penalties.  In addition, structured securities (such as asset-backed securities, collateralized debt obligations, commercial mortgage-backed securities, mortgage pass-through securities and collateralized mortgage obligations, collectively referred to as "structured securities") frequently include provisions for periodic principal payments and permit periodic unscheduled payments.

	Amortized cost	Estimated fair value
	(Dollars in millions)
Due in one year or less	$216.5	$220.0
Due after one year through five years	1,966.5	2,152.3
Due after five years through ten years	2,689.5	2,879.6
Due after ten years	9,565.7	11,167.6
Subtotal	14,438.2	16,419.5
Structured securities	3,969.9	4,215.4
Total fixed maturities, available for sale	$18,408.1	$20,634.9

Net Investment Income

Net investment income consisted of the following (dollars in millions):

	2014	2013	2012

General account assets:
Fixed maturities	$1,175.8	$1,290.3	$1,281.1
Equity securities	13.9	7.0	4.2
Mortgage loans	104.2	96.3	99.8
Policy loans	11.0	17.3	17.1
Other invested assets	17.1	14.4	14.4
Cash and cash equivalents	.6	.5	.6
Policyholder and reinsurer accounts and other special-purpose portfolios:
Trading securities (a)	14.8	12.8	26.3
Options related to fixed index products:
Option income	118.9	77.4	.4
Change in value of options	(49.4)	100.1	25.1
Other special-purpose portfolios	42.1	67.9	36.1
Gross investment income	1,449.0	1,684.0	1,505.1
Less investment expenses	21.6	20.0	18.7
Net investment income	$1,427.4	$1,664.0	$1,486.4
_________________

(a)
Changes in the estimated fair value for trading securities still held as of the end of the respective years and included in net investment income were $3.4 million, $.4 million and $4.9 million for the years ended December 31, 2014, 2013 and 2012, respectively.

The estimated fair value of fixed maturity investments and mortgage loans not accruing investment income totaled nil and $.5 million at December 31, 2014 and 2013, respectively.

Net Realized Investment Gains (Losses)

The following table sets forth the net realized investment gains (losses) for the periods indicated (dollars in millions):

	2014	2013	2012
Fixed maturity securities, available for sale:
Gross realized gains on sale	$64.4	$57.7	$115.4
Gross realized losses on sale	(13.0)	(11.4)	(15.4)
Impairments:
Total other-than-temporary impairment losses	—	(7.1)	(1.0)
Other-than-temporary impairment losses recognized in accumulated other comprehensive income	—	—	—
Net impairment losses recognized	—	(7.1)	(1.0)
Net realized investment gains from fixed maturities	51.4	39.2	99.0
Equity securities	10.1	4.8	.1
Commercial mortgage loans	(.1)	(1.1)	(3.7)
Impairments of mortgage loans and other investments	(27.3)	(4.5)	(36.8)
Other (a)	2.6	(5.0)	22.5
Net realized investment gains (losses)	$36.7	$33.4	$81.1

_________________

(a)
Changes in the estimated fair value for trading securities for we have elected the fair value option still held as of the end of the respective years and included in net realized investment gains (losses) were $7.8 million, $(3.0) million and $20.1 million for the years ended December 31, 2014, 2013 and 2012, respectively.

During 2014, we recognized net realized investment gains of $36.7 million, which were comprised of: (i) $54.4 million of net gains from the sales of investments (primarily fixed maturities) with proceeds of $2.1 billion; (ii) the increase in fair value of certain fixed maturity investments with embedded derivatives of $7.6 million; (iii) the increase in fair value of embedded derivatives related to a modified coinsurance agreement of $2.0 million; and (iv) $27.3 million of writedowns of mortgage loans and other investments for other than temporary declines in fair value recognized through net income.

During 2013, we recognized net realized investment gains of $33.4 million, which were comprised of: (i) $51.8 million of net gains from the sales of investments (primarily fixed maturities) with proceeds of $2.3 billion; (ii) the decrease in fair value of certain fixed maturity investments with embedded derivatives of $6.8 million; and (iii) $11.6 million of writedowns of investments for other than temporary declines in fair value recognized through net income.

During 2012, we recognized net realized investment gains of $81.1 million, which were comprised of: (i) $98.8 million of net gains from the sales of investments (primarily fixed maturities) with proceeds of $2.1 billion; (ii) the increase in fair value of certain fixed maturity investments with embedded derivatives of $20.1 million; and (iii) $37.8 million of writedowns of investments for other than temporary declines in fair value recognized through net income.

At December 31, 2014, there were no fixed maturity securities in default or considered nonperforming.

During 2014, the $13.0 million of realized losses on sales of $233.7 million of fixed maturity securities, available for sale, included:  (i) $.7 million of losses related to the sales of securities issued by state and political subdivisions; and (ii) $12.3 million of additional losses primarily related to various corporate securities.  Securities are generally sold at a loss following unforeseen issue-specific events or conditions or shifts in perceived risks.  These reasons include but are not limited to:  (i) changes in the investment environment; (ii) expectation that the market value could deteriorate further; (iii) desire to reduce our exposure to an asset class, an issuer or an industry; (iv) prospective or actual changes in credit quality; or (v) changes in expected cash flows.

During 2014, we recognized $27.3 million of impairment losses recorded in earnings which included: (i) a $6.8 million writedown of commercial mortgage loans as a result of our intent to sell the loans; (ii) $19.1 million of impairments related to two legacy private company investments where earnings and cash flows have not met the expectations assumed in our previous valuations; and (iii) $1.4 million of losses on other investments following unforeseen issue-specific events or conditions.

During 2013, the $11.4 million of realized losses on sales of $477.5 million of fixed maturity securities, available for sale, included:  (i) $2.5 million of losses related to the sales of mortgage-backed securities and asset-backed securities; and (ii) $8.9 million of additional losses primarily related to various corporate securities.

During 2013, the $11.6 million of other-than-temporary impairments we recorded in earnings included:  (i) $5.0 million of losses on a corporate security; (ii) $2.5 million of losses on an equity security; and (iii) $4.1 million of losses primarily related to fixed maturity securities following unforeseen issue-specific events or conditions.

During 2012, the $15.4 million of realized losses on sales of $402.5 million of fixed maturity securities, available for sale, included: (i) $5.2 million of losses related to the sales of mortgage-backed securities and asset-backed securities; and (ii) $10.2 million of additional losses primarily related to various corporate securities.

During 2012, the $37.8 million of other-than-temporary impairments we recorded in earnings included:  (i) $5.4 million of losses related to certain commercial mortgage loans; (ii) $29.9 million of losses on equity securities primarily related to investments obtained through the commutation of an investment made by our Predecessor; and (iii) $2.5 million of losses on other investments following unforeseen issue-specific events or conditions.

Our fixed maturity investments are generally purchased in the context of various long-term strategies, including funding insurance liabilities, so we do not generally seek to generate short-term realized gains through the purchase and sale of such securities.  In certain circumstances, including those in which securities are selling at prices which exceed our view of their underlying economic value, or when it is possible to reinvest the proceeds to better meet our long-term asset-liability objectives, we may sell certain securities.

The following summarizes the investments sold at a loss during 2014 which had been continuously in an unrealized loss position exceeding 20 percent of the amortized cost basis prior to the sale for the period indicated (dollars in millions):

		At date of sale
	Number of issuers	Amortized cost	Fair value
Less than 6 months prior to sale	1	$.5	$.4
Greater than or equal to 6 months and less than 12 months prior to sale	1.2		.2
Greater than 12 months prior to sale	2	5.2	3.9
	4	$5.9	$4.5

We regularly evaluate all of our investments with unrealized losses for possible impairment.  Our assessment of whether unrealized losses are "other than temporary" requires significant judgment.  Factors considered include:  (i) the extent to which fair value is less than the cost basis; (ii) the length of time that the fair value has been less than cost; (iii) whether the unrealized loss is event driven, credit-driven or a result of changes in market interest rates or risk premium; (iv) the near-term prospects for specific events, developments or circumstances likely to affect the value of the investment; (v) the investment's rating and whether the investment is investment-grade and/or has been downgraded since its purchase; (vi) whether the issuer is current on all payments in accordance with the contractual terms of the investment and is expected to meet all of its obligations under the terms of the investment; (vii) whether we intend to sell the investment or it is more likely than not that circumstances will require us to sell the investment before recovery occurs; (viii) the underlying current and prospective asset and enterprise values of the issuer and the extent to which the recoverability of the carrying value of our investment may be affected by changes in such values; (ix) projections of, and unfavorable changes in, cash flows on structured securities including mortgage-backed and asset-backed securities; (x) our best estimate of the value of any collateral; and (xi) other objective and subjective factors.

Future events may occur, or additional information may become available, which may necessitate future realized losses in our portfolio.  Significant losses could have a material adverse effect on our consolidated financial statements in future periods.

Impairment losses on equity securities are recognized in net income.  The manner in which impairment losses on fixed maturity securities, available for sale, are recognized in the financial statements is dependent on the facts and circumstances related to the specific security.  If we intend to sell a security or it is more likely than not that we would be required to sell a security before the recovery of its amortized cost, the security is other-than-temporarily impaired and the full amount of the impairment is recognized as a loss through earnings.  If we do not expect to recover the amortized cost basis, we do not plan to sell the security, and if it is not more likely than not that we would be required to sell a security before the recovery of its amortized cost, less any current period credit loss, the recognition of the other-than-temporary impairment is bifurcated.  We recognize the credit loss portion in net income and the noncredit loss portion in accumulated other comprehensive income.

We estimate the amount of the credit loss component of a fixed maturity security impairment as the difference between amortized cost and the present value of the expected cash flows of the security.  The present value is determined using the best estimate of future cash flows discounted at the effective interest rate implicit to the security at the date of purchase or the current yield to accrete an asset-backed or floating rate security.  The methodology and assumptions for establishing the best estimate of future cash flows vary depending on the type of security.

For most structured securities, cash flow estimates are based on bond specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity, prepayment speeds and structural support, including excess spread, subordination and guarantees.  For corporate bonds, cash flow estimates are derived from scenario-based outcomes of expected corporate restructurings or the disposition of assets using bond specific facts and circumstances. The previous amortized cost basis less the impairment recognized in net income becomes the security's new cost basis.  We accrete the new cost basis to the estimated future cash flows over the expected remaining life of the security, except when the security is in default or considered nonperforming.

The remaining noncredit impairment, which is recorded in accumulated other comprehensive income, is the difference between the security's estimated fair value and our best estimate of future cash flows discounted at the effective interest rate prior to impairment.  The remaining noncredit impairment typically represents changes in the market interest rates, current market liquidity and risk premiums.  As of December 31, 2014, other-than-temporary impairments included in accumulated other comprehensive income of $3.2 million (before taxes and related amortization) related to structured securities.

Mortgage loans are impaired when it is probable that we will not collect the contractual principal and interest on the loan. We measure impairment based upon the difference between the carrying value of the loan and the estimated fair value of the collateral securing the loan less cost to sell.

The following table summarizes the amount of credit losses recognized in earnings on fixed maturity securities, available for sale, held at the beginning of the period, for which a portion of the other-than-temporary impairment was also recognized in accumulated other comprehensive income for years ended December 31, 2014, 2013 and 2012 (dollars in millions):

	Year ended
	December 31,
	2014	2013	2012
Credit losses on fixed maturity securities, available for sale, beginning of period	$(1.3)	$(1.6)	$(2.0)
Add: credit losses on other-than-temporary impairments not previously recognized	—	—	—
Less: credit losses on securities sold	.3	.3	.4
Less: credit losses on securities impaired due to intent to sell (a)	—	—	—
Add: credit losses on previously impaired securities	—	—	—
Less: increases in cash flows expected on previously impaired securities	—	—	—
Credit losses on fixed maturity securities, available for sale, end of period	$(1.0)	$(1.3)	$(1.6)
__________

(a)
Represents securities for which the amount previously recognized in accumulated other comprehensive income was recognized in earnings because we intend to sell the security or we more likely than not will be required to sell the security before recovery of its amortized cost basis.

Investments with Unrealized Losses

The following table sets forth the amortized cost and estimated fair value of those fixed maturities, available for sale, with unrealized losses at December 31, 2014, by contractual maturity.  Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.  Structured securities frequently include provisions for periodic principal payments and permit periodic unscheduled payments.

	Amortized cost	Estimated fair value
	(Dollars in millions)
Due in one year or less	$7.8	$7.8
Due after one year through five years	170.7	165.3
Due after five years through ten years	508.4	474.4
Due after ten years	758.2	709.4
Subtotal	1,445.1	1,356.9
Structured securities	502.8	494.2
Total	$1,947.9	$1,851.1

The following summarizes the investments in our portfolio rated below-investment grade which have been continuously in an unrealized loss position exceeding 20 percent of the cost basis for the period indicated as of December 31, 2014 (dollars in millions):

	Number of issuers	Cost basis	Unrealized loss	Estimated fair value
Less than 6 months	6	$40.9	$(10.3)	$30.6
Greater than 12 months (a)	1	14.1	(4.5)	9.6
	7	$55.0	$(14.8)	$40.2

________________

(a)
With respect to the security which has been in an unrealized position for greater than 12 months, we have analyzed the issuer's financial performance and determined we expect to recover the entire amortized cost.

The following table summarizes the gross unrealized losses and fair values of our investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that such securities have been in a continuous unrealized loss position, at December 31, 2014 (dollars in millions):

	Less than 12 months		12 months or greater		Total
Description of securities	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
United States Treasury securities and obligations of United States government corporations and agencies	$12.1	$(.1)	$4.6	$—	$16.7	$(.1)
States and political subdivisions	13.2	(.3)	44.5	(2.7)	57.7	(3.0)
Corporate securities	985.0	(65.9)	297.5	(19.2)	1,282.5	(85.1)
Asset-backed securities	91.2	(1.3)	60.5	(2.1)	151.7	(3.4)
Collateralized debt obligations	184.2	(3.4)	—	—	184.2	(3.4)
Commercial mortgage-backed securities	46.7	(.5)	—	—	46.7	(.5)
Mortgage pass-through securities	.5	—	.1	—	.6	—
Collateralized mortgage obligations	79.0	(.8)	32.0	(.5)	111.0	(1.3)
Total fixed maturities, available for sale	$1,411.9	$(72.3)	$439.2	$(24.5)	$1,851.1	$(96.8)
Equity securities	$13.2	$(.6)	$.5	$—	$13.7	$(.6)

The following table summarizes the gross unrealized losses and fair values of our investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that such securities have been in a continuous unrealized loss position, at December 31, 2013 (dollars in millions):

	Less than 12 months		12 months or greater		Total
Description of securities	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
United States Treasury securities and obligations of United States government corporations and agencies	$23.8	$(.6)	$—	$—	$23.8	$(.6)
States and political subdivisions	473.6	(30.3)	79.2	(8.7)	552.8	(39.0)
Corporate securities	2,432.4	(137.7)	170.3	(20.8)	2,602.7	(158.5)
Asset-backed securities	308.4	(6.5)	32.5	(.7)	340.9	(7.2)
Collateralized debt obligations	46.7	(.5)	—	—	46.7	(.5)
Commercial mortgage-backed securities	161.8	(5.8)	—	—	161.8	(5.8)
Mortgage pass-through securities	1.6	—	1.6	—	3.2	—
Collateralized mortgage obligations	121.8	(1.6)	2.2	—	124.0	(1.6)
Total fixed maturities, available for sale	$3,570.1	$(183.0)	$285.8	$(30.2)	$3,855.9	$(213.2)
Equity securities	$.5	$—	$—	$—	$.5	$—

Based on management's current assessment of investments with unrealized losses at December 31, 2014, the Company believes the issuers of the securities will continue to meet their obligations (or with respect to equity-type securities, the investment value will recover to its cost basis).  While we do not have the intent to sell securities with unrealized losses and it is not more likely than not that we will be required to sell securities with unrealized losses prior to their anticipated recovery, our intent on an individual security may change, based upon market or other unforeseen developments.  In such instances, if a loss is recognized from a sale subsequent to a balance sheet date due to these unexpected developments, the loss is recognized in the period in which we had the intent to sell the security before its anticipated recovery.

Structured Securities

At December 31, 2014 fixed maturity investments included structured securities with an estimated fair value of $4.2 billion (or 20 percent of all fixed maturity securities).  The yield characteristics of structured securities generally differ in some respects from those of traditional corporate fixed-income securities or government securities.  For example, interest and principal payments on structured securities may occur more frequently, often monthly.  In many instances, we are subject to variability in the amount and timing of principal and interest payments.  For example, in many cases, partial prepayments may occur at the option of the issuer and prepayment rates are influenced by a number of factors that cannot be predicted with certainty, including:  the relative sensitivity of prepayments on the underlying assets backing the security to changes in interest rates and asset values; the availability and cost of alternative financing; a variety of economic, geographic and other factors; the timing, pace and proceeds of liquidations of defaulted collateral; and various security-specific structural considerations (for example, the repayment priority of a given security in a securitization structure).  In addition, the total amount of payments for non-agency structured securities may be affected by changes to cumulative default rates or loss severities of the related collateral.

Historically, the rate of prepayments on structured securities has tended to increase when prevailing interest rates have declined significantly in absolute terms and also relative to the interest rates on the underlying collateral. The yields recognized on structured securities purchased at a discount to par will generally increase (relative to the stated rate) when the underlying collateral prepays faster than expected. The yields recognized on structured securities purchased at a premium will decrease (relative to the stated rate) when the underlying collateral prepays faster than expected. When interest rates decline, the proceeds from prepayments may be reinvested at lower rates than we were earning on the prepaid securities. When interest rates increase, prepayments may decrease below expected levels. When this occurs, the average maturity and duration of structured securities increases, decreasing the yield on structured securities purchased at discounts and increasing the yield on those purchased at a premium because of a decrease in the annual amortization of premium.

For structured securities included in fixed maturities, available for sale, that were purchased at a discount or premium, we recognize investment income using an effective yield based on anticipated future prepayments and the estimated final maturity of the securities. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. For credit sensitive mortgage-backed and asset-backed securities, and for securities that can be prepaid or settled in a way that we would not recover substantially all of our investment, the effective yield is recalculated on a prospective basis. Under this method, the amortized cost basis in the security is not immediately adjusted and a new yield is applied prospectively. For all other structured and asset-backed securities, the effective yield is recalculated when changes in assumptions are made, and reflected in our income on a retrospective basis. Under this method, the amortized cost basis of the investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities. Such adjustments were not significant in 2014.

For purchased credit impaired securities, at acquisition, the difference between the undiscounted expected future cash flows and the recorded investment in the securities represents the initial accretable yield, which is to be accreted into net investment income over the securities’ remaining lives on a level-yield basis. Subsequently, effective yields recognized on purchased credit impaired securities are recalculated and adjusted prospectively to reflect changes in the contractual benchmark interest rates on variable rate securities and any significant increases in undiscounted expected future cash flows arising due to reasons other than interest rate changes. Significant decreases in expected cash flows arising from credit events would result in impairment if such security's fair value is below amortized cost.

The following table sets forth the par value, amortized cost and estimated fair value of structured securities, summarized by interest rates on the underlying collateral, at December 31, 2014 (dollars in millions):

	Par value	Amortized cost	Estimated fair value
Below 4 percent	$1,160.7	$887.8	$908.0
4 percent – 5 percent	759.5	717.6	757.7
5 percent – 6 percent	1,880.0	1,760.1	1,882.2
6 percent – 7 percent	533.6	496.5	544.7
7 percent – 8 percent	85.3	87.0	101.3
8 percent and above	20.0	20.9	21.5
Total structured securities	$4,439.1	$3,969.9	$4,215.4

The amortized cost and estimated fair value of structured securities at December 31, 2014, summarized by type of security, were as follows (dollars in millions):

		Estimated fair value
Type	Amortized cost	Amount	Percent of fixed maturities
Pass-throughs, sequential and equivalent securities	$969.4	$1,033.4	5.0%
Planned amortization classes, target amortization classes and accretion-directed bonds	243.3	262.0	1.3
Commercial mortgage-backed securities	1,195.0	1,276.3	6.2
Asset-backed securities	1,186.6	1,269.0	6.1
Collateralized debt obligations	325.3	324.5	1.6
Other	50.3	50.2	.2
Total structured securities	$3,969.9	$4,215.4	20.4%

Pass-throughs, sequentials and equivalent securities have unique prepayment variability characteristics.  Pass-through securities typically return principal to the holders based on cash payments from the underlying mortgage obligations. Sequential securities return principal to tranche holders in a detailed hierarchy.  Planned amortization classes, targeted amortization classes and accretion-directed bonds adhere to fixed schedules of principal payments as long as the underlying mortgage loans experience prepayments within certain estimated ranges.  In most circumstances, changes in prepayment rates are first absorbed by support or companion classes insulating the timing of receipt of cash flows from the consequences of both faster prepayments (average life shortening) and slower prepayments (average life extension).

Commercial mortgage-backed securities are secured by commercial real estate mortgages, generally income producing properties that are managed for profit.  Property types include multi-family dwellings including apartments, retail centers, hotels, restaurants, hospitals, nursing homes, warehouses, and office buildings.  While most commercial mortgage-backed securities have call protection features whereby underlying borrowers may not prepay their mortgages for stated periods of time without incurring prepayment penalties, recoveries on defaulted collateral may result in involuntary prepayments.

Commercial Mortgage Loans

At December 31, 2014, the mortgage loan balance was primarily comprised of commercial mortgage loans. Approximately 13 percent, 10 percent and 7 percent of the mortgage loan balance were on properties located in California, Texas and Maryland, respectively. No other state comprised greater than five percent of the mortgage loan balance. None of the commercial mortgage loan balance was noncurrent at December 31, 2014. Our commercial mortgage loan portfolio is comprised of large commercial mortgage loans. We do not hold groups of smaller-balance homogeneous loans. Our loans have risk characteristics that are individually unique. Accordingly, we measure potential losses on a loan-by-loan basis rather than establishing an allowance for losses on mortgage loans.

The following table provides the carrying value and estimated fair value of our outstanding mortgage loans and the underlying collateral as of December 31, 2014 (dollars in millions):

		Estimated fair value
Loan-to-value ratio (a)	Carrying value	Mortgage loans	Collateral
Less than 60%	$745.8	$787.4	$1,694.1
60% to 70%	376.9	387.1	587.0
Greater than 70% to 80%	425.3	441.6	574.8
Greater than 80% to 90%	139.6	147.8	165.2
Greater than 90%	4.3	5.0	4.7
Total	$1,691.9	$1,768.9	$3,025.8
________________

(a)	Loan-to-value ratios are calculated as the ratio of: (i) the carrying value of the commercial mortgage loans; to (ii) the estimated fair value of the underlying collateral.

Other Investment Disclosures

Life insurance companies are required to maintain certain investments on deposit with state regulatory authorities. Such assets had aggregate carrying values of $42.3 million and $65.6 million at December 31, 2014 and 2013, respectively.

CNO had no fixed maturity investments that were in excess of 10 percent of shareholders' equity at December 31, 2014 and 2013.